Taxes on Income - Schedule of Reconciliation Between the Tax Expense, Assuming that all the Income and Expenses, Gains and Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation Between the Tax Expense, Assuming that all the Income and Expenses, Gains and Loss [Abstract]
Loss before taxes on income	$ (117,306)	$ (36,589)	$ (84,435)	[1]
Statutory tax rate	23.00%	23.00%	23.00%
Tax computed at the statutory tax rate	$ (26,980)	$ (8,415)	$ (19,420)
Adjustment of deferred tax balances relating to prior years	(54)	(37)
Different tax rate applicable to foreign subsidiary	(44)	(4)	(2)
Utilization of carryforward losses for which no deferred taxes were computed in the past		(31)	(98)
Other losses and temporary differences for which no deferred taxes were computed	15,513	7,380	19,026
Non-deductible expenses for tax purposes	888	853
Non-deductible impairment of intangible	10,737
Tax previous years	702	318
Other, net	(19)	493	665
Taxes on income	$ 743	$ 557	$ 171

[1]	Comparative figures including the discontinued operation results.